CONSOLIDATED (SUCCESSOR) AND COMBINED (PREDECESSOR) STATEMENT OF OPERATIONS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 17, 2012	Dec. 31, 2014	Dec. 31, 2013
Revenues
Resident fees and services			$ 156,993	$ 83,218
Rental revenue			97,992	1,918
Total revenues			254,985	85,136
Expenses
Property operating expense			112,242	59,726
Income (Loss) Before Income Taxes			(46,243)	(29,390)
Income tax expense			160	656
Net Income (Loss)			$ (46,403)	$ (30,046)
Income (Loss) Per Share of Common Stock
Basic and diluted (in dollars per share)			$ (0.70)	$ (0.45)
Weighted Average Number of Shares of Common Stock Outstanding
Basic and diluted (in shares)			66,400,914	66,399,857
Successor [Member]
Revenues
Resident fees and services	$ 18,000		$ 156,993	$ 83,218
Rental revenue	0		97,992	1,918
Total revenues	18,000		254,985	85,136
Expenses
Property operating expense	13,011		112,242	59,726
Depreciation and amortization	5,784		103,279	26,933
Interest expense	1,767		57,026	10,589
Acquisition, transaction and integration expense	6,037		14,295	13,294
Management fee to affiliate	464		8,470	1,796
General and administrative expense	274		7,416	2,188
Other (income) expense	0		(1,500)	0
Total expenses	27,337		301,228	114,526
Income (Loss) Before Income Taxes	(9,337)		(46,243)	(29,390)
Income tax expense	150		160	656
Net Income (Loss)	$ (9,487)		$ (46,403)	$ (30,046)
Income (Loss) Per Share of Common Stock
Basic and diluted (in dollars per share)	$ (0.14)		$ (0.70)	$ (0.45)
Weighted Average Number of Shares of Common Stock Outstanding
Basic and diluted (in shares)	66,399,857		66,400,914	66,399,857
Predecessor [Member]
Revenues
Resident fees and services		$ 19,680
Rental revenue		0
Total revenues		19,680
Expenses
Property operating expense		13,778
Depreciation and amortization		1,203
Interest expense		2,534
Acquisition, transaction and integration expense		0
Management fee to affiliate		0
General and administrative expense		20
Other (income) expense		0
Total expenses		17,535
Income (Loss) Before Income Taxes		2,145
Income tax expense		0
Net Income (Loss)		$ 2,145
Income (Loss) Per Share of Common Stock
Basic and diluted (in dollars per share)		$ (0.03)
Weighted Average Number of Shares of Common Stock Outstanding
Basic and diluted (in shares)		66,399,857